PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Advances to suppliers	¥ 35,620,903		¥ 14,434,384
Deductible input VAT and VAT rebates receivable	15,509,025		9,756,854
Staff advances	488,368		568,553
Interest receivable	995,789		2,325,318
Other	3,447,178		5,746,979
Prepayments and other current assets	¥ 56,061,263	$ 8,797,236	¥ 32,832,088